EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator used in basic and diluted earnings per share:
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders-basic	$ 12,956,889	$ 16,649,176	$ (70,943,484)
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders-diluted	$ 12,956,889	$ 16,649,176	$ (70,943,484)
Denominator used in basic and diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share-basic	258,015,851	206,349,976	173,068,420
Plus: share options	3,396,082	5,003,667
Weighted average number of ordinary shares outstanding used in computing earnings per share - diluted	261,411,933	211,353,643	173,068,420
NET (LOSS) INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE-Basic	$ 0.05	$ 0.08	$ (0.41)
NET (LOSS) INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE-Diluted	$ 0.05	$ 0.08	$ (0.41)
Outstanding employee options excluded from computation of diluted earnings per share	12,563,541	6,154,166	6,371,250